Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment (Textual)
Depreciation expense	$ 37,084	$ 37,448	$ 39,415